Equity (Deficit) - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) - MXN ($) $ in Thousands								6 Months Ended
	Jun. 15, 2026	May 28, 2026	Apr. 29, 2026	Mar. 31, 2026	Feb. 23, 2026	Jan. 23, 2026	Jan. 16, 2026	Jun. 30, 2026	Jun. 30, 2025
Disclosure of government contributions [line item]
Increase in Certificates of Contribution “A”								$ 100,443,968	$ 94,538,938
Federal budget
Disclosure of government contributions [line item]
Increase in Certificates of Contribution “A”								$ 100,443,968
Strengthening of Financial Position, January 2026 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants						$ 12,216,400	$ 12,471,690
Strengthening of Financial Position, February 2026 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants					$ 18,592,882
Strengthening of Financial Position, March 2026 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants				$ 15,065,419
Strengthening of Financial Position, April 2026 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants			$ 18,178,905
Strengthening of Financial Position, May 2026 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants		$ 10,214,608
Strengthening of Financial Position, June 2026 | Petroleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants	$ 13,704,064